Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	€ 805,400	€ 789,600
Global Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	383,600	540,100
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	388,600	133,200
Fixed Income & Currencies APAC [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	188,000	142,300
Emerging Markets, Debt [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	5,800	19,900
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	€ (160,500)	€ (45,900)